Property and Equipment - Schedule of Property Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	₩ 10,770	₩ 9,957	₩ 10,151	₩ 8,140
Right-of- use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	8,337	7,164	6,621	5,958
Computer and other equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	1,498	1,394	1,536	1,113
Furniture and fixture | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	191	220	267	338
Construction in progress | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	0	0	1,209	0
Vehicle | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	0	0	1	4
Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	744	1,179	₩ 517	₩ 727
Acquisition price
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	27,257	25,829
Acquisition price | Right-of- use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	13,490	13,087
Acquisition price | Computer and other equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	8,136	7,360
Acquisition price | Furniture and fixture | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	1,850	1,845
Acquisition price | Construction in progress | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	0	0
Acquisition price | Vehicle | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	9	9
Acquisition price | Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	3,772	3,528
Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(16,487)	(15,872)
Accumulated depreciation | Right-of- use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(5,153)	(5,923)
Accumulated depreciation | Computer and other equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(6,638)	(5,966)
Accumulated depreciation | Furniture and fixture | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(1,659)	(1,625)
Accumulated depreciation | Construction in progress | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	0	0
Accumulated depreciation | Vehicle | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(9)	(9)
Accumulated depreciation | Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	₩ (3,028)	₩ (2,349)